CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY $ in Millions, Rp in Billions	Attributable to owners of the parent company IDR (Rp)	Capital stock IDR (Rp)	Additional paid-in capital IDR (Rp)	Treasury stock IDR (Rp)	Retained earnings IDR (Rp)	Other reserves IDR (Rp)	Non-controlling interests IDR (Rp)	USD ($)	IDR (Rp)
Balance at Dec. 31, 2015	Rp 74,934	Rp 5,040	Rp 2,457	Rp (3,804)	Rp 70,893	Rp 348	Rp 18,249		Rp 93,183
Net comprehensive income for the year
Profit for the year	19,333				19,333		9,816		29,149
Other comprehensive income net	(2,021)				(1,980)	(41)	(78)		(2,099)
Net comprehensive income for the year	17,312				17,353	(41)	9,738		27,050
Transactions with owners recorded directly in equity
Cash dividends	(11,213)				(11,213)		(7,058)		(18,271)
Sale of treasury stock	3,259		1,996	1,263					3,259
Acquisition of a business							10		10
Acquisition of non-controlling interests	(129)					(129)	(9)		(138)
Issuance of new shares of subsidiary							183		183
Net transactions with owners	(8,083)		1,996	1,263	(11,213)	(129)	(6,874)		(14,957)
Balance at Dec. 31, 2016	84,163	5,040	4,453	(2,541)	77,033	178	21,113		105,276
Net comprehensive income for the year
Profit for the year	22,120				22,120		10,550		32,670
Other comprehensive income net	(2,193)				(2,241)	48	(139)		(2,332)
Net comprehensive income for the year	19,927				19,879	48	10,411		30,338
Transactions with owners recorded directly in equity
Cash dividends	(11,627)				(11,627)		(12,355)		(23,982)
Acquisition of a business	4					4	145		149
Issuance of new shares of subsidiary							50		50
Net transactions with owners	(11,623)				(11,627)	4	(12,160)		(23,783)
Balance at Dec. 31, 2017	92,467	5,040	4,453	(2,541)	85,285	230	19,364		111,831
Net comprehensive income for the year
Profit for the year	17,802				17,802		8,909	$ 1,858	26,711
Other comprehensive income net	4,829				4,695	134	125	344	4,954
Net comprehensive income for the year	22,631				22,497	134	9,034	2,202	31,665
Transactions with owners recorded directly in equity
Cash dividends	(16,609)				(16,609)		(10,131)		(26,740)
Cancellation of treasury stocks		(87)	(2,454)	2,541
Acquisition of a business							65		65
Acquisition of non-controlling interests	(38)		(22)			(16)	(69)		(107)
Issuance of new shares of subsidiary							34		34
Net transactions with owners	(16,647)	(87)	(2,476)	Rp 2,541	(16,609)	(16)	(10,101)		(26,748)
Balance at Dec. 31, 2018	98,739	Rp 4,953	Rp 1,977		91,488	321	18,267	$ 8,135	117,006
Effect of adoption of new accounting standards	Rp 288				Rp 315	Rp (27)	Rp (30)		Rp 258